Employee Benefit Plans - Schedule of Estimated Future Benefit Payments from Plan Assets (Details) $ in Thousands	Mar. 31, 2020 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2021	$ 200,097
2022	163,389
2023	159,963
2024	155,123
2025	150,985
2026 – 2030	690,383
Other postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
2021	4,824
2022	813
2023	182
2024	171
2025	162
2026 – 2030	$ 666